Condensed Consolidated and Combined Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net earnings	$ 9.3	$ 13.4	$ 59.1	$ 104.3	$ 57.4
Other comprehensive income (loss), net of tax:
Translation adjustments	0.1	3.0	(0.1)	(7.5)	(2.9)
Adjustment for net periodic pension and other postretirement benefits plan cost	0.4	(0.2)	7.1	27.5	(169.9)
Other comprehensive income (loss), net of tax	0.5	2.8	7.0	20.0	(172.8)
Comprehensive income (loss)	$ 9.8	$ 16.2	$ 66.1	$ 124.3	$ (115.4)